Filed pursuant to Rule 497(a)(1)
File No. 333-151268
Rule 482ad

KOHLBERG CAPITAL ANNOUNCES PUBLIC OFFERING OF COMMON STOCK

New York, NY, September 3, 2008 (PRIME NEWSWIRE) — Kohlberg Capital Corporation (NASDAQ: KCAP), a publicly traded business development company, today announced that it plans to offer 4,500,000 shares of its common stock in a public offering. In connection with the offering, the company intends to grant the underwriters an option to purchase up to an additional 675,000 shares to cover over-allotments, if any.

The company expects to use the net proceeds of this offering for general corporate purposes which include investing in portfolio companies in accordance with its investment objective and strategies.

The joint book-running managers for the offering are UBS Investment Bank and JMP Securities. The co-managers are BMO Capital Markets Corp, Oppenheimer & Co. Inc. and Stifel, Nicolaus & Company, Incorporated.

Investors are advised to carefully consider the investment objectives, risks and charges and expenses of Kohlberg Capital Corporation before investing. The preliminary prospectus supplement together with the related base prospectus contain this and other information about Kohlberg Capital Corporation. The prospectus supplement together with the related base prospectus should be read carefully before investing.

A copy of the preliminary prospectus supplement for the offering together with the related base prospectus may be obtained from UBS Investment Bank, Prospectus Department, 299 Park Avenue, New York, NY 10171, (212) 821-3000 and JMP Securities, 600 Montgomery Street, 11th Floor, San Francisco, CA 94111, (415) 835-8900.

This press release does not constitute an offer to sell or the solicitation of an offer to buy nor will there be any sale of the shares referred to in this press release in any state or jurisdiction in which such offer, solicitation or sale would be unlawful prior to the registration or qualification under the securities laws of such state or jurisdiction.

About Kohlberg Capital Corporation (KCAP):

Kohlberg Capital Corporation is a publicly traded, internally managed business development company. Our middle market investment business originates, structures, finances and manages a portfolio of term loans, mezzanine investments and selected equity securities in middle market companies. Our wholly-owned portfolio company, Katonah Debt Advisors, manages CLO funds that invest in broadly syndicated corporate term loans, high-yield bonds and other credit instruments. Kohlberg Capital Corporation’s filings with the Securities and Exchange Commission, earnings releases, press releases and other financial, operational and governance information are available on the Company’s website at www.kohlbergcapital.com.

The Kohlberg Capital logo is available at http://www.primenewswire.com/newsroom/prs/?pkgid=3121

Forward-Looking Statements:

This press release contains forward-looking statements (i.e., statements that are not historical facts) describing the Company’s future plans and objectives. The matters discussed in this press release, as well as in future oral and written statements by management of Kohlberg Capital Corporation, that are forward-looking statements are based on current management expectations that involve substantial risks and uncertainties which could cause actual results to differ materially from the results expressed in, or implied by, these forward-looking statements. Forward-looking statements relate to future events or our future financial performance. We generally identify forward-looking statements by terminology such as “may,” “will,” “should,” “expects,” “plans,” “anticipates,” “could,” “intends,” “target,” “projects,” “contemplates,” “believes,” “estimates,” “predicts,” “potential” or “continue” or the negative of these terms or other similar words. Important assumptions include our ability to complete the proposed offering, our ability to originate new investments, achieve certain margins and levels of profitability, the availability of additional capital, and the ability to maintain certain debt to asset ratios. In light of these and other uncertainties, the inclusion of a projection or forward-looking statement in this press release should not be regarded as a representation by us that our plans or objectives will be achieved. Further information about factors that could affect our financial and other results is included in our filings with the Securities and Exchange Commission. We do not undertake to publicly update or revise any forward-looking statements, whether as a result of new information, future events or otherwise, except as required to be reported under the rules and regulations of the Securities and Exchange Commission.

Contact:

Kohlberg Capital Corporation
Investor Relations
Denise Rodriguez
(212) 455-8300
info@kohlbergcapital.com